Financial Risk Management - Summary of Debt-to-equity Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 16,696,309	₩ 17,881,580
Total equity	₩ 13,049,130	₩ 12,782,718	₩ 12,156,131	₩ 11,787,557
Debt-to-equity ratio	128.00%	140.00%